Earnings per share	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Earnings per share
7     Earnings per share

	2021	2020	2019
Earnings attributable to BHP shareholders (US$M)
- Continuing operations	11,304	7,956	8,648
- Total	11,304	7,956	8,306
Weighted average number of shares (Million)
- Basic	5,057	5,057	5,180
- Diluted	5,068	5,069	5,193
Basic earnings per ordinary share (US cents)
- Continuing operations	223.5	157.3	166.9
- Total	223.5	157.3	160.3
Diluted earnings per ordinary share (US cents)
- Continuing operations	223.0	157.0	166.5
- Total	223.0	157.0	159.9
Headline earnings per ordinary share (US cents)
- Basic	284.8	171.1	164.9
- Diluted	284.2	170.7	164.5
Refer to note 29 ‘Discontinued operations’ for basic earnings per share and diluted earnings per share for Discontinued operations.
Earnings on American Depositary Shares represent twice the earnings for BHP Group Limited or BHP Group Plc ordinary shares.
Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	2021	2020	2019
	US$M	US$M	US$M
Earnings attributable to BHP shareholders	11,304	7,956	8,306
Adjusted for:
(Gain)/loss on sales of PP&E, Investments and Operations (1)	(50)	4	(52)
Impairments of property, plant and equipment, financial assets and intangibles	2,633	494	264
Samarco impairment expense	111	95	96
Cerrejón impairment expense	466	–	–
Other (2)	–	48	–
Recycling of re-measurements from equity to the income statement	–	–	(6)
Tax effect of above adjustments	(60)	54	(64)

Subtotal of adjustments	3,100	695	238

Headline earnings	14,404	8,651	8,544

Diluted headline earnings	14,404	8,651	8,544

(1)	Included in other income.

(2)	Mainly represent BHP share of impairment embedded in the statutory income statement of the Group’s equity accounted investments.
Recognition and measurement
Diluted earnings attributable to BHP shareholders are equal to the earnings attributable to BHP shareholders.
The calculation of the number of ordinary shares used in the computation of basic earnings per share is the aggregate of the weighted average number of ordinary shares of BHP Group Limited and BHP Group Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Trust and the BHP Billiton Limited Employee Equity Trust.
During December 2018, 266 million BHP Group Limited shares were bought back and then cancelled during the period following an off-market
buy-back
program of US$5.2 billion related to the disbursement of proceeds from the disposal of Onshore US.
For the purposes of calculating diluted earnings per share, the effect of 11 million dilutive shares has been taken into account for the year ended 30 June 2021 (2020: 12 million shares; 2019: 13 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under the employee share ownership plans for which terms and conditions are described in note 25 ‘Employee share ownership plans’. Diluted earnings per share calculation excludes instruments which are considered antidilutive.
At 30 June 2021, there are no instruments which are considered antidilutive (2020: nil; 2019: nil).